EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
EQUITY
NOTE 6 - EQUITY

As of June 30, 2014, the Company had authorized an aggregate of 100,000,000 shares of common stock, par value $0.001 per share. The Company, had authorized an aggregate of 15,000,000 shares of preferred stock, par value $0.001 per share, 14,999,000 shares of which have been designated Series B Convertible Preferred Stock. As of June 30, 2014, there were 21,134,744 shares of the Company’s common stock issued and 20,741,572 outstanding. As of June 30, 2014, 14,999,000 shares of the Company’s Series B Convertible Preferred Stock were issued and outstanding.

Registration Rights

On September 18, 2013, upon the closing of a private placement (the “Placement”) of newly issued shares of the Company’s common stock and warrants, the Company entered into a registration rights agreement (the “Offering Registration Rights Agreement”) with the investors participating in the Placement. Under the terms of the Offering Registration Rights Agreement, the Company committed to file a registration statement covering the resale of the common stock issued in the Placement, as well as the common stock issuable on exercise of the warrants, within 30 calendar days from the Closing Date of the Placement (the “Filing Deadline”) and to use reasonable best efforts to cause the registration statement to become effective by certain dates or be subject to partial liquidated damages. The Company’s Form S-1 Registration Statement was filed with the Securities and Exchange Commission (the “SEC”) on October 17, 2013 and declared effective on February 13, 2014. Accordingly, the Company met its commitment in connection with the Offering Registration Rights Agreement.

NOTE 6 – EQUITY

As of December 31, 2013, the Company had authorized and issued an aggregate of 100,000,000 shares of common stock, par value $0.001 per share. The Company, had authorized and issued an aggregate of 15,000,000 shares of preferred stock, par value $0.001 per share, 14,999,000 shares of which have been designated Series B Convertible Preferred Stock. As of December 31, 2013, there were 21,134,744 shares of the Company’s common stock issued and 20,741,572 outstanding. As of December 31, 2013, 14,999,000 shares of the Company’s Series B Convertible Preferred Stock were issued and outstanding.

Description of our Common Stock

The holders of our common stock are entitled to one vote per share. Our Certificate of Incorporation does not provide for cumulative voting. The holders of our common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds pari passu with the holders of our Series B Convertible Preferred Stock, on an as-converted to common stock basis.

Upon liquidation, dissolution or winding-up of the Company the holders of the common stock and the holders of the Series B Convertible Preferred Stock, based on the number of shares of the Company’s common stock into which the Series B Convertible Preferred Stock is convertible, are entitled to share ratably in all assets of the Company which are legally available for distribution, after payment of or provision for all actual and potential liabilities and the liquidation preference of any outstanding preferred stock bearing such a preference, of which currently there are none. The holders of the common stock have no preemptive, subscription, redemption or conversion rights.

Description of Our Series B Convertible Preferred Stock

Holders of the Series B Convertible Preferred Stock are entitled at any time to convert their shares of Series B Convertible Preferred Stock into an equal number of shares of the Company’s common stock, subject to adjustment in the event of a stock dividend, subdivision or combination of the Company’s common stock. Upon liquidation, dissolution or winding-up of the Company, the holders of our common stock and the holders of the Series B Convertible Preferred Stock, based on the number of shares of the Company’s common stock into which the Series B Convertible Preferred Stock is convertible, are entitled to share ratably in all assets of the Company which are legally available for distribution, after payment of or provision for all actual and potential liabilities and the liquidation preference of any outstanding preferred stock bearing such a preference, of which currently there are none. In the event of any liquidation, dissolution or winding up of the Company, the assets legally available for distribution will be distributed ratably among the holders of the Series B Convertible Preferred Stock and the common stock, based on the number of shares of the Company’s common stock into which the Series B Convertible Preferred Stock is convertible. The holders of our Series B Convertible Preferred Stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds, pari passu on an as-converted to common stock basis with the amount of such dividends to be distributed to the holders of our common stock immediately prior to the declaration of such dividend or distribution. The shares of Class B Convertible Preferred Stock will vote together with the Company’s common stock on all matters where stockholders are entitled to vote. The holders of shares of Series B Convertible Preferred Stock are entitled to cast an aggregate of 80.0% of the total votes that may be cast with respect to any such matter, including the election of all directors.

Equity Transactions

On September 18, 2013 (“Closing Date”), the Company issued to Walker Digital 7,667,667 shares of the Company’s common stock and 14,999,000 shares of Series B Convertible Preferred Stock resulting in Walker Digital receiving approximately 37% of the issued and outstanding shares of our common stock and all of the Company’s issued and outstanding shares of Series B Convertible Preferred Stock. Each share of Series B Convertible Preferred Stock may be converted into one share of common stock at any time and from time to time. Walker Digital may also receive an additional 2,166,667 shares subject to certain performance conditions. The Company received $ 15.4 million in connection with the Merger.

On September 18, 2013, the Company completed the closing of a private placement (the “Placement”) of units, each consisting of one newly issued share of common stock and one warrant to purchase half a share of newly issued common stock, at the price of $3.00 per unit, to unaffiliated, accredited third parties. The investors in the Placement collectively purchased 3,960,615 shares of common stock and warrants to purchase 1,980,318 shares of common stock for consideration, net of offering costs of $11.7 million. The warrants (the “Warrants”) issued to the investors are exercisable for a period of three years at a purchase price of $3.00 per share of common stock and are subject to a call that permits the Company to redeem the Warrants if the closing price of the common stock of the Company equals or exceeds $6.00 per share for any 20 trading days within any period of 30 consecutive trading days.

On July 10, 2013, the Company issued to Broadband Capital Management, LLC (“BCM”) 1,325,776 shares of restricted common stock as consideration for BCM’s services in connection with the Merger. The common stock vested on September 18, 2013. The fair value of this award amounted to $4.4 million based upon the closing stock price on the Closing date. The Company recorded the fair value of this award as a component of professional fees.

On September 18, 2013, The Company issued to each of Dr. Schiller and Mr. Nyweide 100,000 and 83,334 shares of common stock, respectively. Such shares were fully vested and issued upon the closing of the Merger. The fair value of this award amounted to $0.6 million based upon the closing stock price on the Closing date. The Company recorded the fair value of this award as a component of compensation and benefits.

On September 18, 2013, in connection with the amendment of a service agreement with a vendor pursuant to which the vendor reduced its future fees, the Company issued 1,445,000 shares of common stock to the vendor. The common stock will vest in six months from the Closing date. The Company recorded the pro rata portion of this non-employee award as a component of professional fees. The amounts recorded to such award were $3.1 million for the year ended December 31, 2013.

Registration Rights

On September 18, 2013, upon the closing of a private placement (the “Placement”) of newly issued shares of the Company’s common stock and warrants, the Company entered into a registration rights agreement (the “Offering Registration Rights Agreement”) with the investors participating in the Placement. Under the terms of the Offering Registration Rights Agreement, the Company committed to file a registration statement covering the resale of the common stock issued in the Placement, as well as the common stock issuable on exercise of the warrants, within 30 calendar days from the Closing Date of the Placement (the “Filing Deadline”) and to use reasonable best efforts to cause the registration statement to become effective no later than the earlier of: (i) the 90th calendar day following the Closing Date, provided , that, if the Commission reviews and has written comments to the filed registration statement, then such date shall be the 180th calendar day following the Closing Date, and (ii) the 5th trading day following the date on which we are notified by the Commission that the registration statement will not be reviewed or is no longer subject to further review and comments and the effectiveness of the registration statement may be accelerated (the “Effective Deadline”).

In the Offering Registration Rights Agreement, the Company agreed to use reasonable best efforts to maintain the effectiveness of the registration statement until the earlier of (i) such time when all of the shares of common stock covered by such registration statement have been publicly sold by the holders and (ii) the date on which all of such shares are (A) sold pursuant to an effective registration statement; (B) are sold pursuant to Rule 144 under circumstances in which any legend borne by such shares are removed; or (C) such shares would be saleable pursuant to Rule 144 without restrictions on volume or manner of sale (which shall be no earlier than one (1) year from the Closing Date) (the “Effectiveness Period”). If (i) the registration statement is not filed on or prior to its Filing Deadline, (ii) the Company fails to have the registration statement declared effective prior to the Effective Deadline, or (iii) after the Effective Deadline, such registration statement ceases to remain continuously effective for more than 30 consecutive calendar days or more than an aggregate of 60 calendar days during any 12-month period (subject to certain grace periods), the Company will be liable to each holder, as partial liquidated damages, to pay an amount, payable monthly, equal to 1.0% of the aggregate purchase price paid by such holder in the Placement for the number of shares of unregistered shares registrable under the Offering Registration Rights Agreement then held by such holder. The maximum aggregate liquidated damages payable to a holder under the Offering Registration Rights Agreement is 10.0% of the aggregate amount of such holder’s investment in the Placement, and certain other limitations apply to the accrual of liquidated damages under the Offering Registration Rights Agreement. The liquidated damages pursuant to the terms of the Offering Registration Rights Agreement apply on a daily pro rata basis for any portion of a month prior to the cure of the event resulting in the incurrence of liquidated damages. The Company’s Form S-1 Registration Statement was filed with the Securities and Exchange Commission (the “SEC”) on October 17, 2013 and declared effective on February 13, 2014.

The Company accounts for our obligations under the Registration Rights Agreement in accordance with ASC 450 “Contingencies,” which requires us to record a liability if the contingent loss is probable and the amount can be estimated. At December 31, 2013, we have not recorded a liability pertaining to our obligations under the Registration Rights Agreement because the amount is not deemed probable.